STOCK BASED COMPENSATION	12 Months Ended
Nov. 30, 2012
STOCK BASED COMPENSATION [Text Block]
6.	STOCK BASED COMPENSATION

Effective October 30, 2006 the Company adopted the following stock option and stock bonus plans.

Incentive Stock Option Plan . The Company’s Incentive Stock Option Plan authorizes the issuance of shares of its Common Stock to persons that exercise options granted pursuant to the Plan. Only employees may be granted options pursuant to the Incentive Stock Option Plan. The option exercise price is determined by its directors but cannot be less than the market price of its common stock on the date the option is granted. The Company has reserved 1,000,000 common shares under this plan. No options have been issued under this plan as at November 30, 2012.

Non-Qualified Stock Option Plan . SDI’s Non-Qualified Stock Option Plan authorizes the issuance of shares of its Common Stock to persons that exercise options granted pursuant to the Plans. SDI’s employees, directors, officers, consultants and advisors are eligible to be granted options pursuant to the Plans, provided however that bona fide services must be rendered by such consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. By a resolution of the Board of Directors, the Company amended this plan to increase the number of common shares available under this plan from 2,250,000 to 4,500,000 effective October 10, 2007. The Company further amended its Non-Qualified Stock Option Plan to increase the number of Common Shares available under this plan to 5,000,000 and filed an S-8 registration statement on April 10, 2008.

Stock Bonus Plan . SDI’s Stock Bonus Plan allows for the issuance of shares of common stock to its employees, directors, officers, consultants and advisors. However bona fide services must be rendered by the consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. The Company has reserved 150,000 common shares under this plan. No options have been issued under this plan as at November 30, 2012.

Year ended November 30, 2012

On January 4, 2012, the board of directors granted options to three directors to acquire a total of 775,000 common shares, one officer to acquire 20,000 common shares and two consultants to acquire a total of 110,000 common shares. The 905,000 options were issued at an exercise price of $0.13 per share and vest immediately with an expiry term of four years. The fair value of each option used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Stock-based compensation cost	$113,292

On September 19, 2012 the board of directors approved the cancellation of all the 905,000 options issued on January 4, 2012, as detailed above and to be exchanged into 905,000 warrants on terms identical to the terms of the existing stock options in the Company. The cancellation of 905,000 options and issuance of 905,000 warrants in lieu thereof was effective October 8, 2012.

On March 9, 2012, all of the issued and outstanding stock options for common shares in the Company’s capital stock previously issued to Elad, Ilan Shalev and Haim Danon (being principals of Elad) were exchanged into warrants on terms identical to the terms of the existing stock options in the Company. The Company thus cancelled 850,000 options having an exercise price of $0.25 per common share and expiring on June 30, 2014 and issued 850,000 warrants at exercise price of $0.25 per common share and expiring June 30, 2014.

On October 3, 2012, the board of directors granted options to two consultants to acquire 100,000 common shares each for a total of 200,000 common shares. The 200,000 options were issued at an exercise price of $0.42 per share and vest immediately with an expiry term of three years. The fair value of each option used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.50%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Stock-based compensation cost	$77,096

On October 26, 2012, the board of directors granted options to one director to acquire a total of 1,000,000 common shares and to another director to acquire 100,000 common shares for a total of 1,100,000 options. These 1,100,000 options were issued at an exercise price of $0.45 per share and vest immediately with an expiry term of four years. The fair value of each option used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.65%
Expected dividends	0%
Forfeiture rate	0%
Volatility	217.15%
Market price of Company’s common stock on date of grant of options	$0.50
Stock-based compensation cost	$534,905

As of November 30, 2012 there was $Nil of unrecognized expense related to non-vested stock-based compensation arrangements granted.

Year ended November 30, 2011

The Company did not issue any stock options during the year ended November 30, 2011

The following table summarizes the options outstanding under its Non-Qualified Stock Option Plan:

	Number of shares
	2012	2011

Outstanding, beginning of year	1,450,000	1,450,000
Granted	2,205,000	-
Expired	(40,000)	-
Exercised	-	-
Forfeited	-	-
Cancelled*	(1,955,000)	-
Outstanding, end of year	1,660,000	1,450,000
Exercisable, end of year	1,660,000	1,450,000

* Includes 1,755,000 options which were cancelled and exchanged for 1,755,000 warrants on terms identical to the terms of the existing stock options in the Company. Includes 200,000 options cancelled on the resignation of two directors.

		Option price	Number of shares
Expiry date		per share	2012
April 11, 2013		$0.50	150,000
June 30, 2014		$0.25	175,000
June 15, 2015		$0.20	35,000
October 2, 2015		$0.42	200,000
October 25, 2016		$0.45	1,100,000

TOTAL			1,660,000

Weighted average exercise price:
Options outstanding at end of year	$		0.42
Options granted during the year			0.32
Options exercised during the year			-
Options expired during the year			0.50
Options cancelled during the year			0.19

	Option price	Number of shares
Expiry date	per share	2011
January 29, 2012	$0.50	40,000
April 11, 2013	$0.50	150,000
June 30, 2014	$0.25	1,025,000
June 15, 2015	$0.20	100,000
September 30, 2015	$0.20	135,000

TOTAL		1,450,000

Weighted average exercise price:
Options outstanding at end of year		$0.27
Options granted during the year		$-
Options exercised during the year		$-
Options expired during the year		$-
Options cancelled during the year		$-

The weighted average remaining contractual term of the total outstanding, and the total exercisable options under the Non-Qualified Stock Option Plan were as follows:

	2012	2011
	(Years)	(Years)
Total outstanding options	3.2	2.6
Total exercisable options	3.2	2.6